Related Party Transactions - Parent (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Loans and advances to banks	£ 1,105	£ 1,420
Santander UK Group Holdings plc
Disclosure of transactions between related parties [line items]
Dividend income	1,212	1,497	£ 260
Loans and advances to banks	4,800	£ 5,926
Santander UK Group Holdings plc | Santander UK Group Undertakings
Disclosure of transactions between related parties [line items]
Loans and advances to banks	£ 4,759